Exhibit 99.1

Servicer’s Certificate

for the Collection Period October 01, 2015 through October 31, 2015 for Payment Date of November 16, 2015

Toyota Auto Receivables 2012-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	32	Actual/360 Days	32

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor
A-1	$393,000,000.00	4/15/13	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2	$468,000,000.00	10/15/14	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-3	$467,000,000.00	2/16/16	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-4	$134,590,000.00	8/15/17	$46,409,770.82	0.3448233	$0.00	$0.00	$12,138,286.02	$34,271,484.80	0.2546362
B	$37,500,000.00	6/15/18	$37,500,000.00	1.0000000	$0.00	$0.00	$0.00	$37,500,000.00	1.0000000

Total	$1,500,090,000.00		$83,909,770.82		$0.00	$0.00	$12,138,286.02	$71,771,484.80	0.0478448

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution
A-1	0.23989%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.57000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	0.75000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-4	0.99000%	$38,288.06	$0.00	$38,288.06	$0.00	$12,176,574.08
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$38,288.06	$0.00	$38,288.06	$0.00	$12,176,574.08

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$3,750,246.22	Beginning Period Amount	$846,253.18
Specified Reserve Account Amount	$3,750,246.22	Increase/(Decrease)	$(165,386.09)
Beginning Balance	$3,750,246.22	Ending Period Amount	$680,867.09
Withdrawals	$0.00
Amount Available for Deposit	$12,478,321.63	Overcollateralization
Amount Deposited to the Reserve Account	$0.00	Adjusted Pool Balance	$84,522,323.44
Reserve Account Balance Prior to Release	$3,750,246.22	Total Note Balance	$71,771,484.80
Reserve Account Required Amount	$3,750,246.22	Ending Overcollateralization Amount	$12,750,838.64
Reserve Account Release to Seller	$0.00	Overcollateralization Target Amount	$12,750,838.64
Ending Reserve Account Balance	$3,750,246.22

Servicer’s Certificate

for the Collection Period October 01, 2015 through October 31, 2015 for Payment Date of November 16, 2015

Toyota Auto Receivables 2012-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	32	Actual/360 Days	32

 Liquidations of Charge-offs and Repossessions

		Amount
Liquidated Contracts	21 vehicles
Gross Principal of Liquidated Receivables		$107,976.79
Principal of Repurchased Contracts, previously charged-off		$0.00
Net Liquidation Proceeds Received During the Collection Period		$(10,841.46)
Recoveries on Previously Liquidated Contracts		$(132,752.95)

Net Credit Losses for the Collection Period		$(35,617.62)

Cumulative Credit Losses for all Periods	971 vehicles	$4,316,558.04

Cumulative Net Loss Ratio		0.27692%

Repossessed in Current Period	2 vehicles

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance

30-59 Days Delinquent	1.40%	334	2.02%	$1,723,851.61
60-89 Days Delinquent	0.22%	53	0.39%	$335,508.40
90-119 Days Delinquent	0.07%	17	0.11%	$95,906.70
120 or more Days Delinquent	0.00%	0	0.00%	$0.00

Total Delinquencies		404		$2,155,266.71

Repossessed Vehicle Inventory		4
* Included with Delinquencies Above

 Pool Data

	Original	Prior Month	Current Month
Receivables Pool Balance	$1,558,792,743.09	$97,506,862.64	$85,203,190.53
Number of Contracts	95,915	25,438	23,815
Weighted Average APR	2.89%	3.18%	3.24%
Weighted Average Remaining Term (Months)	46.20	12.74	12.14

Servicer’s Certificate

for the Collection Period October 01, 2015 through October 31, 2015 for Payment Date of November 16, 2015

Toyota Auto Receivables 2012-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	32	Actual/360 Days	32

 Collections

Principal Payments Received	$10,101,301.70
Prepayments in Full	$2,094,393.62
Interest Payments Received	$258,575.68
Aggregate Net Liquidation Proceeds	$143,594.41
Interest on Repurchased Contracts	$0.00

Total Collections	$12,597,865.41
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$0.00

Total Available Collections	$12,597,865.41

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$81,255.72	$81,255.72	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$0.00	$0.00	$0.00
Interest - Class A-4 Notes	$38,288.06	$38,288.06	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$12,138,286.02	$12,138,286.02	$0.00
Excess Amounts to the Certificateholder	$340,035.61	$340,035.61	N/A

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$38,288.06	$0.28	$12,138,286.02	$90.19	$12,176,574.08	$90.47
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Servicer’s Certificate

for the Collection Period October 01, 2015 through October 31, 2015 for Payment Date of November 16, 2015

Toyota Auto Receivables 2012-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Cindy Wang
Name:	Cindy Wang
Title:	Vice President, Head of Treasury